Private Placement - Additional Information (Detail) - USD ($)		3 Months Ended	7 Months Ended
	Jul. 02, 2021	Sep. 30, 2021	Sep. 30, 2021
Class of Stock [Line Items]
Proceeds from private placement issue		$ 640,000	$ 6,400,000
Common Class A [Member] | Private Placement [Member]
Class of Stock [Line Items]
Stock issued during period new shares issued	640,000
Sale of stock price per share	$ 10.00
Proceeds from private placement issue	$ 6,400,000		$ 6,400,000
Subsequent Event [Member] | Common Class A [Member] | Private Placement [Member] | Sponsor [Member]
Class of Stock [Line Items]
Stock issued during period new shares issued	640,000
Sale of stock price per share	$ 10.00
Proceeds from private placement issue	$ 6,400,000